Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments
The fair value of a financial instrument is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants which takes place in the principal (or most advantageous) market at the measurement date. The fair value of a liability reflects its non-performing
risk. Assets and liabilities recorded at fair value in the consolidated statement of financial position are measured and classified in a hierarchy consisting of three levels for disclosure purposes. The three levels are based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

☐	Level 1: Unadjusted quoted prices in an active market for identical assets and liabilities.

☐	Level 2: Quoted prices in markets that are not active or inputs that are derived from quoted prices of similar (but not identical) assets or liabilities in active markets.

☐	Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities.

(a)	Valuation process
The Company maximizes the use of quoted prices from active markets, when available. A market is regarded as active if transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis. Where independent quoted market prices are not available, the Company uses quoted market prices for similar instruments, other third-party evidence or valuation techniques.
The fair value of financial instruments determined using valuation techniques include the use of recent arm’s length transactions and discounted cash flow analysis for investments in unquoted securities, discounted cash flow analysis for derivatives, third-party pricing models or other valuation techniques commonly used by market participants and utilize independent observable market inputs to the maximum extent possible.
The use of valuation techniques to determine the fair value of a financial instrument requires management to make assumptions such as the amount and timing of future cash flows and discount rates and incorporate the Company’s estimate of assumptions that a market participant would make when valuing the instruments.
(b)	Accounting classifications and fair values
The following table shows the carrying amount and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. During the year ended December 31, 2021 and December 31, 2020, there has not been any transfers between fair value hierarchy levels.

		Carrying amount				Fair value
December 31, 2021	Note	Mandatorily at FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio		18,088	—	—	18,088	1,785	—	16,303	18,088
Derivative financial assets	25	7,866	—	—	7,866	—	—	7,866	7,866

		25,954	—	—	25,954

Financial assets not measured at fair value
Cash and cash equivalent		—	69,208	—	69,208	69,208	—	—	69,208
Loans receivable – current	4	—	65,397	—	65,397	—	65,397	—	65,397
Loans receivable – non-current	4	—	248	—	248	—	—	232	232
Other receivables		—	2,112	—	2,112	—	2,112	—	2,112

		—	136,965	—	136,965

Financial liabilities measured at fair value
Derivative financial liabilities	16	12,688	—	—	12,688	—	12,688	—	12,688

		12,688	—	—	12,688

Financial liabilities not measured at fair value
Accounts payable and accruals		—	—	20,783	20,783	—	20,783	—	20,783
Credit facilities	13	—	—	44,983	44,983	—	44,983	—	44,983
Debentures	14	—	—	39,794	39,794	—	39,794	—	39,794

		—	—	105,560	105,560

		Carrying amount				Fair value
December 31, 2020	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio		18,445	—	—	18,445	—	154	18,291	18,445

		18,445	—	—	18,445

Financial assets not measured at fair value
Cash and cash equivalent		—	12,119	—	12,119	12,119	—	—	12,119
Loans receivable – current	4	—	54,978	—	54,978	—	54,978	—	54,978
Loans receivable – non-current	4	—	1,135	—	1,135	—	—	1,064	1,064

		—	68,232	—	68,232

Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	7,843	7,843	—	7,843	—	7,843
Credit facilities	9	—	—	37,644	37,644	—	37,644	—	37,644
Debentures	10	—	—	40,658	40,658	—	40,658	—	40,658
Convertible debentures	11	—	—	8,751	8,751	—	8,751	—	8,751

		—	—	94,896	94,896

(c)	Measurement of fair values

(i)	Valuation techniques and significant unobservable inputs
The Company has been closely monitoring developments related to
COVID-19,
including the existing and potential impact on its investment portfolio. As a result of the ongoing and developing
COVID-19
pandemic and its resulting impact on the global economy, the Company believes that there is increased uncertainty to input factors on fair value of our Level 3 investments, including revenue multiples, time to exit events and increased equity volatility.
The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the consolidated statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value
Investment portfolio:
Equities - Unlisted
•  Price of recent investments in the investee company

•  Implied multiples from recent transactions of the underlying investee companies

•  Offers received by investee companies

•  Revenue multiples derived from comparable public companies and transactions

•  Option pricing model

• Third-party transactions • Revenue multiples • Balance sheets and last twelve-month revenues for certain of the investee companies • Equity volatility • Time to exit events
•  Increases in revenue multiples increases fair value

•  Increases in equity volatility can increase or decrease fair value depending on class of shares held in the investee company

•  Increases in estimated time to exit event can increase or decrease fair value depending on class of shares held in the investee company

Partnership interest and others	• Adjusted net book value	• Net asset value per unit • Change in market pricing of comparable companies of the underlying investments made by the partnership	• Increases in net asset value per unit or change in market pricing of comparable companies of the underlying investment made by the partnership can increase fair value
Loan receivable – non-current	• Discounted cash flows: Considering expected prepayments and using management’s best estimate of average market interest rates with similar remaining terms.	• Expected timing of cash flows • Discount rate 12%	• Changes to the expected amount and timing of cash flow changes fair value • Increases to the discount rate can decrease fair value
Derivative financial assets	• Option pricing model	• Equity stock price and volatility	• Increase in equity stock price and volatility will increase fair value
The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2021 and 2020 and classified as Level 3:

	December 31, 2021	December 31, 2020
Balance of Level 3 investments, opening	18,291	20,691
Additions	3,555	150
Disposal	(9,272)	—
Unrealized exchange loss	(90)	(247)
Realized gain on investment portfolio	4,120	—
Unrealized gain (loss) on investment portfolio	(301)	(2,303)

Balance of level 3 investments, end of period	16,303	18,291

(ii)	Sensitivity analysis
For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

		Profit or loss
		Increase	Decrease
Investment portfolio:
December 31, 2021	Adjusted market multiple (5% movement)	920	(920)
December 31, 2020	Adjusted market multiple (5% movement)	937	(937)